Financial Statements

Statement of assets and liabilities
Strategist World Technologies  Fund

April 30, 2000 (Unaudited)

Assets
Investment in World Technologies Portfolio (Note 1)                 $1,125,654
                                                                    ----------

Liabilities
Accrued administrative services fee                                          2
Other accrued expenses                                                   4,447
                                                                         -----
Total liabilities                                                        4,449
                                                                         -----
Net assets applicable to outstanding capital stock                  $1,121,205
                                                                    ==========

Represented by
Capital stock--  $.01 par value (Note 1)                                $1,000
Additional paid-in capital                                             484,163
Accumulated net realized gain (loss)                                   136,387
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities
   in foreign currencies                                               499,655
                                                                       -------
Total-- representing net assets applicable to outstanding
   capital stock                                                    $1,121,205
                                                                    ----------
Shares outstanding                                                     100,000
                                                                       -------
Net asset value per share of outstanding capital stock                  $11.21
                                                                        ======

See accompanying notes to financial statements.

Statement of operations
Strategist World Technologies Fund

Six months ended April 30, 2000 (Unaudited)

Investment income

Income:
Dividends                                                                $874
     Less foreign taxes withheld                                          (47)
                                                                          ---
Total Income                                                              827
                                                                          ---

Expenses (Note 2):
Expenses allocated from World Technologies Portfolio                    9,085
Distribution fee                                                        1,900
Transfer agency fee                                                        20
Administrative services fees and expenses                                 504
Compensation of board members                                             818
Registration fees                                                         414
Audit fees                                                              3,600
Other                                                                   2,490
                                                                        -----
Total expenses                                                         18,831
                                                                       ------
     Less expenses voluntarily reimbursed by AEFC (Note 2)             (6,496)
                                                                       ------
Total net expenses                                                     12,335
                                                                       ------
Investment income (loss) -- net                                       (11,508)
                                                                      -------


Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                            196,456
     Foreign currency transactions                                         (5)
     Options contracts written                                           (210)
Net realized gain (loss) on investments                               196,241
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                                396,216
                                                                      -------
Net gain (loss) on investments and foreign currencies                 592,457
                                                                      -------
Net increase (decrease) in net assets resulting from operations      $580,949

See accompanying notes to financial statements.



Statements of changes in net assets
Strategist World Technologies  Fund

                                                                     April 30, 2000   Oct. 31, 1999
                                                                    Six months ended    Year ended
                                                                      (Unaudited)
Operations

Investment income (loss)-- net                                                  $0      ($11,508)
Net realized gain (loss) on investments                                    196,241       196,241
Net change in unrealized appreciation
     (depreciation) on investments and on translation
     of assets and liabilities in foreign currencies                       396,216       396,216
                                                                           -------       -------
Net increase (decrease) in net assets resulting from operations            580,949       580,949
                                                                           -------       -------
Net assets at beginning of period                                        1,121,205       540,256
                                                                         ---------       -------
Net assets at end of period                                             $1,702,154    $1,121,205
                                                                        ==========    ==========
Undistributed net investment income                                            $--           $--

See accompanying notes to financial statements.


Notes to Financial Statements

Strategist World Technologies Fund
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Strategist World Technologies Fund (World Technologies Fund) is a series of capital stock within Strategist World Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 3 billion authorized shares of capital stock.

Investments in World Technologies Portfolio

The Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. World Technologies Portfolio invests in technology common stocks.

The Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. As of April 30, 2000, the percentage of the Portfolio owned by World Technologies Fund was 1.77%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform with accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at the net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

As of April 30, 2000, American Express Financial Corporation (AEFC) owned 100% of outstanding shares of World Technologies Fund.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays a fee per shareholder account of $20.

Under a Plan and Agreement of Distribution, the Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Oct. 31, 2000. Under this agreement, the Fund's total expenses will not exceed 1.50% of the Fund's average daily net assets.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period indicated is as follows:

                                            Six months ended April 30, 2000
Sold                                                         --
Issued for reinvested distributions                       8,321
Redeemed                                                     --
                                                         ------
Net increase (decrease)                                   8,321


4. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Strategist World Technologies Fund

Fiscal period ended Oct. 31,
Per share income and capital changesa
                                                      2000c        1999       1998      1997b
Net asset value, beginning of period                 $11.21       $5.40      $5.27      $5.00

Income from investment operations:
Net investment income (loss)                           (.09)       (.12)      (.08)      (.07)
Net gains (losses) (both realized and unrealized)      7.94        5.93        .21        .34
Total from investment operations                       7.85        5.81        .13        .27

Less distributions:
Distributions from realized gains                     (1.36)         --         --         --
Net asset value, end of period                       $17.70      $11.21      $5.40      $5.27

Ratios/supplemental data:
Net assets, end of period (in thousands)             $1,917      $1,121       $540       $527
Ratio of expenses to average daily net assetse        1.31%d      1.47%      1.49%      1.50%d
Ratio of net investment income (loss)
to average daily net assets                          (1.06%)d    (1.37%)    (1.45%)    (1.39%)d
Portfolio turnover rate
(excluding short-term securities)                       75%        113%       200%       164%
Total return                                         71.03%     107.59%      2.47%      5.40%

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Inception date. Period from Nov. 13, 1996 to Oct. 31, 1997.
c Six months ended April 30, 2000 (Unaudited).
d Adjusted to an annual basis.
e The Advisor and Distributor voluntarily limited total operating expenses to 1.50%. Without this agreement, the ratio of expenses to average daily net assets would have been 2.24%, 3.21% and 2.36% for periods ended 1999, 1998 and 1997, respectively.


The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Financial Statements

Statement of assets and liabilities
World Technologies Portfolio

April 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $108,332,930)                                  $116,568,463
Cash in bank on demand deposit                                           74,115
Receivable for investment securities sold                               245,659
                                                                        -------
Total assets                                                        116,888,237
                                                                    -----------
Liabilities
Payable for investment securities purchased                           8,568,222
Accrued investment management services fee                                1,814
Other accrued expenses                                                    7,542
                                                                          -----
Total liabilities                                                     8,577,578
                                                                      ---------
Net assets                                                         $108,310,659
                                                                   ============

See accompanying notes to financial statements.

Statement of operations
World  Technologies  Portfolio

Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                   $     1,180
Interest                                                                         78,025
                                                                                 ------
Total income                                                                     79,205
                                                                                 ------
Expenses (Note 2):
Investment management services fee                                               59,171
Custodian fees                                                                    4,164
Audit fees                                                                        6,375
Other                                                                                 5
                                                                                      -
Total expenses                                                                   69,715
   Earnings credits on cash balances (Note 2)                                    (2,522)
                                                                                 ------
Total net expenses                                                               67,193
                                                                                 ------
Investment income (loss) -- net                                                  12,012
                                                                                 ------
Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                             9,540,764
   Options contracts written (Note 4)                                            59,735
                                                                                 ------
Net realized gain (loss) on investments                                       9,600,499
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies         4,232,126
                                                                              ---------
Net gain (loss) on investments and foreign currencies                        13,832,625
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $13,844,637
                                                                            ===========

See accompanying notes to financial statements.

Statements of changes in net assets
World Technologies Portfolio

                                                                       April 30, 2000  Oct. 31, 1999
                                                                      Six months ended   Year ended
                                                                         (Unaudited)

Operations
Investment income (loss)-- net                                         $     12,012      $  (66,173)
Net realized gain (loss) on investments                                   9,600,499       1,571,242
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     4,232,126       3,175,172
                                                                          ---------       ---------
Net increase (decrease) in net assets resulting from operations          13,844,637       4,680,241
Net contributions (withdrawals) from partners                            85,442,848         (14,965)
                                                                         ----------         -------
Total increase (decrease) in net assets                                  99,287,485       4,665,276
Net assets at beginning of period                                         9,023,174       4,357,898
                                                                          ---------       ---------
Net assets at end of period                                            $108,310,659      $9,023,174
                                                                       ============      ==========

See accompanying notes to financial statements.

Notes to Financial Statements

World Technologies Portfolio
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Technologies Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Technologies Portfolio invests in common stocks of companies within the information technology sector. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of April 30, 2000, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of April 30, 2000 was $499,998 representing 0.46% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.72% to 0.595% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 2000, the Portfolio's custodian fees were reduced by $2,522 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $85,150,909 and $18,612,240, respectively, for the six months ended April 30, 2000. For the same period, the portfolio turnover rate was 75%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $2,775 for the six months ended April 30, 2000.

4. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written is as follows:

                                         Six months ended April 30, 2000
                                                      Calls
                                           Contracts          Premium
Balance Oct. 31, 1999                            --              $--
Opened                                           90           62,728
Exercised                                        --               --
Closed                                          (90)         (62,728)
                                                ---          -------
Balance April 30, 2000                           --              $--

See  "Summary  of   significant   accounting   policies.

Investments  in  Securities

World  Technologies  Portfolio
April 30,  2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (81.4%)
Issuer                                                         Shares         Value(a)

Aerospace & defense (1.0%)
Aeroflex                                                      28,000(b)      $1,043,000

Communications equipment & services (18.0%)
Advanced Fibre Communications                                 16,000(b)         731,000
Carrier Access                                                10,000(b)         436,250
CIENA                                                         19,500(b)       2,410,687
Com21                                                         16,000(b)         448,000
Copper Mountain Networks                                      15,000(b)       1,250,625
Corning                                                        5,000            987,500
Digital Microwave                                             17,000(b)         627,938
Fairchild Semiconductor Intl Cl A                             20,500(b)         973,750
JDS Uniphase                                                  23,000(b)       2,386,250
Motorola                                                       4,900            583,406
Netro                                                         13,500(b)         582,188
Nokia ADR Cl A                                                23,000(c)       1,308,125
Powerwave Technologies                                         5,000(b)       1,040,313
RF Micro Devices                                              10,000(b)       1,040,625
SDL                                                           20,000(b)       3,899,999
Turnstone Systems                                              7,500(b)         825,000
Total                                                                        19,531,656

Computer software & services (10.7%)
Ariba                                                         23,000(b)       1,706,312
Citrix Systems                                                12,000(b)         732,750
Commtouch Software                                            10,000(b,c)       211,250
Computer Associates Intl                                      17,000            948,813
Digital Island                                                 7,400(b)         258,075
Edwards (JD) & Co                                             40,000(b)         730,000
Internet Capital Group                                        20,000(b)         847,500
Microsoft                                                     13,400(b)         934,650
MicroStrategy                                                 10,000(b)         258,750
Mission Critical Software                                     17,000(b)         612,000
ONYX Software                                                 16,000(b)         341,000
Phone.com                                                     15,000(b)       1,260,000
S1                                                            28,000(b)       1,520,750
Siebel Systems                                                 5,000(b)         614,375
Vignette                                                      12,000(b)         578,250
Total                                                                        11,554,475

Computers & office equipment (21.4%)
Aware                                                         23,000(b)         897,000
Cisco Systems                                                 47,000(b)       3,258,422
EMC                                                           10,000(b)       1,389,375
EQUANT                                                         5,000(b,c)       390,000
Extreme Networks                                              11,200(b)         645,400
Futurelink                                                    34,000(b)         471,750
Miami Computer Supply                                         30,000(b)         627,656
Network Appliance                                             44,500          3,290,219
Redback Networks                                              15,000(b)       1,190,625
S3                                                            29,000(b)         407,813
SmartDisk                                                     10,000(b)         253,750
Solectron                                                     59,000(b)       2,761,938
VeriSign                                                      24,000(b)       3,345,000
Veritas Software                                              35,000(b)       3,754,296
Visual Networks                                               12,000(b)         468,000
Total                                                                        23,151,244

Electronics (21.8%)
Altera                                                        10,000(b)       1,022,500
Arrow Electronics                                             40,000          1,752,500
ASM Intl                                                      23,000(b,c)       793,500
Atmel                                                         12,000(b)         587,250
Celestica                                                     10,000(b,c)       545,625
Exar                                                          16,000(b)       1,282,750
Flextronics Intl                                              30,000(b,c)     2,107,500
Integrated Device Technology                                  23,000(b)       1,105,438
KLA-Tencor                                                    10,000(b)         748,750
Natl Semiconductor                                             8,500(b)         516,375
PMC-Sierra                                                    30,000(b,c)     5,756,249
Power-One                                                     10,000(b)         682,500
Quantum Effect Devices                                         8,500(b)         495,125
Siliconix                                                      5,200(b)         431,275
Taiwan Semiconductor Mfg ADR                                  30,150(b,c)     1,577,222
Teradyne                                                      23,000(b)       2,530,000
Vitesse Semiconductor                                         25,000(b)       1,701,563
Total                                                                        23,636,122

Industrial equipment & services (1.3%)
Semitool                                                      70,000(b)       1,403,281

Media (0.5%)
Univision Communications Cl A                                  5,000(b)         546,250

Miscellaneous (1.1%)
Akamai Technologies                                           10,000(b)         988,750
FirePond                                                      16,000(b)         255,000
Total                                                                         1,243,750

Utilities -- telephone (5.6%)
Allegiance Telecom                                             8,500(b)         601,375
Cable & Wireless Communications ADR                           10,000(b,c)       756,875
COLT Telecom Group ADR                                         7,500(b,c)     1,280,625
Level 3 Communications                                        24,000(b)       2,136,000
RCN                                                           10,000(b)         286,250
WinStar Communications                                        25,000(b)         996,875
Total                                                                         6,058,000

Total common stocks
(Cost: $80,135,959)                                                         $88,167,778

Preferred stock (0.5%)
Issuer                                                         Shares         Value(a)

Gorp.com
   5.15% Series B                                             97,087(d)        $499,998

Total preferred stock
(Cost: $499,998)                                                               $499,998


See accompanying notes to investments in securities.

Options purchased (1.3%)
Issuer                     Shares      Exercise      Expiration       Value(a)
                                        price           date
Calls
CIENA                      10,000        $120         July 2000        $258,750
Cisco Systems              10,000          70         July 2000          78,750
Microsoft                  10,000          70         Jan. 2002         184,375
Network Appliance          10,000          75         June 2000         103,750
SDL                        10,000         195         June 2000         288,750
Solectron                  10,000          50         July 2000          49,375
VeriSign                   10,000         170        Sept. 2000         284,375
Veritas Software           10,000         120         Aug. 2000         177,500

Total options purchased
(Cost: $1,216,900)                                                   $1,425,625

Short-term securities (24.4%)
Issuer                                      Annualized       Amount           Value(a)
                                          yield on date     payable at
                                           of purchase       maturity

U.S. government agency (1.2%)
Federal Home Loan Bank Disc Nt
   06-21-00                                    6.04%      $1,300,000         $1,287,771

Commercial paper (23.2%)
Bayer
   05-01-00                                    6.06        5,000,000(e)       4,997,475
Household Finance
   05-01-00                                    6.04        5,200,000          5,197,383
Morgan Stanley, Dean Witter, Discover & Co
   05-01-00                                    6.06       10,000,000          9,994,950
Sysco
   05-01-00                                    6.04        5,000,000(e)       4,997,483
Total                                                                        25,187,291

Total short-term securities
(Cost: $26,480,073)                                                         $26,475,062

Total investments in securities
(Cost: $108,332,930)(f)                                                    $116,568,463

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of April 30, 2000, the value of foreign securities represented 13.60% of net assets.

(d) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings as April 30, 2000, is as follows:

Security                      Acquisition date                       Cost

Gorp.com
 5.15% Series B                   02-22-00                        $499,998

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At April 30, 2000, the cost of securities for federal income tax purposes was approximately $108,333,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $9,775,000
Unrealized depreciation                                      (1,540,000)
                                                             ----------
Net unrealized appreciation                                  $8,235,000